Reverse Acquisition (Details Narrative) (10-K) - $ / shares	Dec. 24, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Common stock, par value		$ 0.001	$ 0.001	$ 0.001
Stock Exchange Agreement [Member]
Common stock issued for reverse acquisition	31,043,945
Ownership percentage	58.00%
Common stock, par value	$ 0.001